WARRANT LIABILITIES (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fractional warrants issued	0
Warrants exercisable based on number of days after the completion of a Business Combination	30 days
Warrants exercisable based on number of months from the closing of the Initial Public Offering	12 months
Warrants expiration term	5 years
Minimum
Threshold period of business days following a Business Combination for registration of statement for the registration, under the Securities Act	15 days
Maximum
Threshold period of business days following a Business Combination for registration of statement for the registration, under the Securities Act	60 days
Public Warrants
Fractional warrants issued		0
Warrants exercisable based on number of days after the completion of a Business Combination		30 days
Warrants exercisable based on number of months from the closing of the Initial Public Offering		12 months
Warrants expiration term		5 years
Public Warrants | Minimum
Threshold period of business days following a Business Combination for registration of statement for the registration, under the Securities Act		15 days
Public Warrants | Maximum
Threshold period of business days following a Business Combination for registration of statement for the registration, under the Securities Act		60 days